Consolidated Balance Sheets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Current Assets:
Cash and cash equivalents (Note 3)	$ 15,380,489	$ 49,117,630
Term deposits (Note 4)	27,499,188
Marketable equity securities (Note 5)	98,053	105,218
Income tax receivable (Note 10)	8,091,104	8,682,839
Prepaid expense and other	458,939	506,663
Total current assets	51,527,773	58,412,350
Property, plant and equipment, net (Note 6)	1,416,152	2,153,678
Right of use asset		74,415
Total assets	52,943,925	60,640,443
Current Liabilities:
Accounts payable and accrued expenses (Note 2)	647,283	473,226
Severance accrual (Note 9)	531,981
Lease liability		77,093
Contingent value rights (Note 2)	172,077	60,242
Total current liabilities	1,351,341	610,561
Total liabilities	$ 1,351,341	610,561
SHAREHOLDERS' EQUITY
Preferred Stock, Shares Issued	0
Common shares	$ 302,679,682	302,679,682
Contributed surplus	20,625,372	20,625,372
Stock options (Note 9)	23,561,301	23,402,083
Accumulated deficit	(295,273,771)	(286,677,255)
Total shareholders' equity	51,592,584	60,029,882
Total liabilities and shareholders' equity	$ 52,943,925	$ 60,640,443